JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 97.6%
Aerospace & Defense — 3.9%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	8,255	8,944
Boeing Co. (The)
2.80%, 3/1/2023	270	267
4.51%, 5/1/2023	13,050	13,480
4.88%, 5/1/2025	2,325	2,468
2.25%, 6/15/2026	5,780	5,377
5.04%, 5/1/2027	9,150	9,714
5.15%, 5/1/2030	1,600	1,709
3.60%, 5/1/2034	123	113
3.25%, 2/1/2035	3,855	3,332
5.71%, 5/1/2040	2,735	2,994
3.38%, 6/15/2046	1,000	745
General Dynamics Corp. 3.75%, 5/15/2028	535	619
Howmet Aerospace, Inc.
5.13%, 10/1/2024	100	101
5.90%, 2/1/2027	200	202
L3Harris Technologies, Inc.
3.83%, 4/27/2025	415	448
4.40%, 6/15/2028	940	1,085
Leidos, Inc.
2.95%, 5/15/2023(a)	1,190	1,232
3.63%, 5/15/2025(a)	510	547
4.38%, 5/15/2030(a)	5,461	6,014
Lockheed Martin Corp.
1.85%, 6/15/2030	1,610	1,647
4.07%, 12/15/2042	3,183	3,973
3.80%, 3/1/2045	1,750	2,115
2.80%, 6/15/2050	3,490	3,661
Northrop Grumman Corp. 3.25%, 1/15/2028	8,587	9,516
Raytheon Technologies Corp.
3.95%, 8/16/2025	100	114
4.13%, 11/16/2028	15,490	17,957
4.45%, 11/16/2038	3,595	4,331
3.75%, 11/1/2046	855	962
Rockwell Collins, Inc. 4.35%, 4/15/2047	160	183

		103,850

Air Freight & Logistics — 0.0%(b)
XPO Logistics, Inc. 6.75%, 8/15/2024(a)	75	78

Auto Components — 0.0%(b)
Adient US LLC 7.00%, 5/15/2026(a)	20	21
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	50	50
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	180	170
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	200	201
Icahn Enterprises LP 6.25%, 5/15/2026	230	230
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	100	102

		774

Automobiles — 0.3%
Daimler Finance North America LLC (Germany)
3.40%, 2/22/2022(a)	470	479
2.55%, 8/15/2022(a)	720	724
Ford Motor Co. 9.00%, 4/22/2025	490	515
General Motors Co.
5.00%, 4/1/2035	640	643
5.40%, 4/1/2048	585	563
Hyundai Capital America
2.85%, 11/1/2022(a)	320	318
2.38%, 2/10/2023(a)	490	483
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022(a)	610	620
3.20%, 9/26/2026(a)	900	927
3.75%, 5/13/2030(a)	3,000	3,177

		8,449

Banks — 18.7%
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	4,085	4,326
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	920	958
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(c)(d)(e)	200	221
Banco Santander SA (Spain)
3.13%, 2/23/2023	8,400	8,665
2.71%, 6/27/2024	3,800	3,929
4.25%, 4/11/2027	5,600	6,058
3.49%, 5/28/2030	800	819
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	110	117
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(c)	1,500	1,624
4.00%, 1/22/2025	2,740	2,991
Series L, 3.95%, 4/21/2025	9,190	10,041
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026(c)	685	698
3.25%, 10/21/2027	615	672
Series L, 4.18%, 11/25/2027	7,070	7,931
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(c)	21,500	23,751
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(c)	9,525	10,486
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	11,550	12,567

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 1.31%), 4.27%, 7/23/2029(c)	440	506
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(c)	4,745	4,986
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031(c)	3,790	3,858
(SOFR + 2.15%), 2.59%, 4/29/2031(c)	3,940	4,050
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	75	88
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032(c)	230	240
Bank of Nova Scotia (The) (Canada) 1.63%, 5/1/2023	750	764
Banque Federative du Credit Mutuel SA (France)
2.13%, 11/21/2022(a)	2,000	2,032
2.38%, 11/21/2024(a)	1,990	2,062
Barclays Bank plc (United Kingdom) 1.70%, 5/12/2022	4,560	4,622
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(c)(d)(e)	400	394
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024(c)	400	425
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	550	586
5.20%, 5/12/2026	430	472
BNP Paribas SA (France)
3.80%, 1/10/2024(a)	1,200	1,282
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	700	765
4.38%, 9/28/2025(a)	2,610	2,802
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	1,955	2,012
Capital One Bank USA NA 3.38%, 2/15/2023	250	259
CIT Group, Inc. 6.13%, 3/9/2028	250	259
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020(c)(d)(e)	760	710
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	480	486
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(c)(d)(e)	120	121
3.50%, 5/15/2023	1,500	1,582
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	575	593
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(c)	2,360	2,540
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(c)(d)(e)	3,857	3,356
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)	360	383
(SOFR + 2.75%), 3.11%, 4/8/2026(c)	8,990	9,465
4.30%, 11/20/2026	6,179	6,877
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)	26,875	29,523
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	3,780	4,082
(SOFR + 1.42%), 2.98%, 11/5/2030(c)	5,350	5,562
(SOFR + 3.91%), 4.41%, 3/31/2031(c)	3,050	3,513
(SOFR + 2.11%), 2.57%, 6/3/2031(c)	3,405	3,402
5.30%, 5/6/2044	200	254
Commonwealth Bank of Australia (Australia)
4.50%, 12/9/2025(a)	6,750	7,571
3.74%, 9/12/2039(a)	200	203
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023(a)	635	689
2.63%, 7/22/2024(a)	4,330	4,497
3.75%, 7/21/2026	6,950	7,521
Credit Agricole SA (France)
3.75%, 4/24/2023(a)	250	265
3.25%, 10/4/2024(a)	6,800	7,219
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)	400	458
4.13%, 1/10/2027(a)	525	582
3.25%, 1/14/2030(a)	3,000	3,109
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 6/9/2023	250	265
Danske Bank A/S (Denmark)
5.00%, 1/12/2022(a)	3,405	3,568
2.70%, 3/2/2022(a)	200	204
5.38%, 1/12/2024(a)	500	546
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(a)(c)	860	878
DNB Bank ASA (Norway) 2.15%, 12/2/2022(a)	520	536
Federation des Caisses Desjardins du Quebec (Canada)
2.25%, 10/30/2020(a)	500	504
2.05%, 2/10/2025(a)	1,120	1,136
Fifth Third Bank NA 3.85%, 3/15/2026	270	296
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	250	266

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)		650	694
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)		1,095	1,172
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)		3,520	3,619
4.30%, 3/8/2026		650	728
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)		5,770	6,376
4.95%, 3/31/2030		6,605	7,754
KBC Group NV (Belgium) (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(c)(d)(e)(f)	EUR	200	228
KeyBank NA 3.40%, 5/20/2026		295	316
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(c)		5,250	5,576
4.58%, 12/10/2025		470	509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)		575	581
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023		12,840	13,748
2.19%, 2/25/2025		8,320	8,529
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)		565	577
(ICE LIBOR USD 3 Month + 0.63%), 0.99%, 5/25/2024(c)		2,240	2,159
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026(c)		3,000	3,040
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(c)		850	901
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022(a)		235	244
2.38%, 5/21/2023(a)		5,630	5,679
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022		4,005	4,323
3.88%, 9/12/2023		1,590	1,684
6.00%, 12/19/2023		6,000	6,610
5.13%, 5/28/2024		5,000	5,380
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)		2,855	3,065
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(c)		4,000	4,270
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023		4,800	4,937
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(c)		400	415
Santander UK plc (United Kingdom) 2.88%, 6/18/2024		2,045	2,164
Societe Generale SA (France)
3.88%, 3/28/2024(a)		200	211
2.63%, 10/16/2024(a)		1,885	1,893
2.63%, 1/22/2025(a)		285	286
4.25%, 4/14/2025(a)		5,670	5,870
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(c)(d)(e)		1,200	1,284
4.75%, 11/24/2025(a)		4,780	5,066
4.25%, 8/19/2026(a)		3,350	3,496
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)		885	890
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)		500	517
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)		17,805	17,922
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(a)(c)		3,470	3,870
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.70%, 7/16/2024		14,490	15,165
2.35%, 1/15/2025		2,560	2,647
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(c)(d)(e)(f)		400	416
Truist Bank
(ICE LIBOR USD 3 Month + 0.74%), 3.69%, 8/2/2024(c)		225	243
3.30%, 5/15/2026		200	214
Truist Financial Corp. Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 1.00%, 9/1/2025(c)(d)(e)		2,650	2,673
UniCredit SpA (Italy)
6.57%, 1/14/2022(a)		6,500	6,774
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032(c)(f)	EUR	400	391

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Wells Fargo & Co.
3.07%, 1/24/2023	1,145	1,179
3.75%, 1/24/2024	95	102
(SOFR + 1.60%), 1.65%, 6/2/2024(c)	9,240	9,266
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(c)	1,215	1,247
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(c)	435	441
3.00%, 4/22/2026	2,000	2,142
(SOFR + 2.00%), 2.19%, 4/30/2026(c)	10,510	10,649
4.10%, 6/3/2026	4,370	4,790
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(c)	6,550	6,961
4.30%, 7/22/2027	3,624	4,079
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	18,045	19,588
4.15%, 1/24/2029	1,000	1,142
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(c)	10,515	10,615
(ICE LIBOR USD 3 Month + 3.77%), 4.48%, 4/4/2031(c)	6,315	7,378
(SOFR + 2.53%), 3.07%, 4/30/2041(c)	1,015	1,016
4.40%, 6/14/2046	665	751
Westpac Banking Corp. (Australia)
2.65%, 1/16/2030	350	372
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)	1,706	1,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(c)	205	220

		489,988

Beverages — 2.6%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.00%, 1/17/2043	1,820	1,896
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	3,235	3,947
4.38%, 4/15/2038	2,820	3,129
4.35%, 6/1/2040	4,000	4,466
3.75%, 7/15/2042	160	163
4.44%, 10/6/2048	3,550	3,874
5.55%, 1/23/2049	1,000	1,254
4.50%, 6/1/2050	13,275	14,836
Coca-Cola Co. (The)
2.50%, 6/1/2040	9,685	9,738
2.60%, 6/1/2050	3,755	3,696
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	2,705	2,749
Constellation Brands, Inc.
3.15%, 8/1/2029	1,020	1,065
3.75%, 5/1/2050	700	721
Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	1,420	1,435
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	1,596	1,618
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023	3,180	3,466
4.42%, 12/15/2046	240	283
3.80%, 5/1/2050	4,000	4,353
PepsiCo, Inc.
3.50%, 3/19/2040	1,520	1,819
3.60%, 8/13/2042	200	234
Pernod Ricard SA (France) 5.75%, 4/7/2021(a)	2,400	2,491

		67,233

Biotechnology — 2.3%
AbbVie, Inc.
2.15%, 11/19/2021(a)	1,115	1,136
3.45%, 3/15/2022(a)	460	479
3.25%, 10/1/2022(a)	355	371
2.30%, 11/21/2022(a)	530	547
2.80%, 3/15/2023(a)	617	639
3.80%, 3/15/2025(a)	185	204
3.60%, 5/14/2025	265	292
3.20%, 5/14/2026	330	359
3.20%, 11/21/2029(a)	8,230	8,818
4.50%, 5/14/2035	580	689
4.05%, 11/21/2039(a)	8,640	9,696
4.63%, 10/1/2042(a)	150	179
4.40%, 11/6/2042	3,675	4,272
4.45%, 5/14/2046	640	741
4.25%, 11/21/2049(a)	6,780	7,768
Amgen, Inc.
2.30%, 2/25/2031	6,070	6,271
3.15%, 2/21/2040	3,460	3,612
3.38%, 2/21/2050	2,845	3,012
Biogen, Inc.
2.25%, 5/1/2030	420	426
3.15%, 5/1/2050	4,485	4,342
Gilead Sciences, Inc.
4.00%, 9/1/2036	2,120	2,586
4.80%, 4/1/2044	3,600	4,738

		61,177

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026(a)	105	102
Carrier Global Corp.
2.24%, 2/15/2025(a)	845	846
2.49%, 2/15/2027(a)	210	204
JELD-WEN, Inc. 4.88%, 12/15/2027(a)	110	103
Standard Industries, Inc. 5.00%, 2/15/2027(a)	170	175

		1,430

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Capital Markets — 6.6%
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(c)(d)(e)		2,770	2,850
Credit Suisse AG (Switzerland) 2.80%, 4/8/2022		2,870	2,974
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022(c)(d)(e)(f)		390	402
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(c)		1,900	2,029
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(c)		6,941	7,098
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(a)(c)(d)(e)		570	577
4.28%, 1/9/2028(a)		3,705	4,054
(SOFR + 3.73%), 4.19%, 4/1/2031(a)(c)		6,785	7,526
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 4.37%, 7/6/2020(c)(d)(e)		478	428
3.50%, 4/1/2025		11,735	12,595
3.50%, 11/16/2026		14,935	16,102
3.85%, 1/26/2027		1,295	1,427
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)		13,500	14,753
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		9,575	10,585
3.80%, 3/15/2030		640	708
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)		725	806
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)		2,500	2,872
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025(a)		455	469
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(c)		215	226
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 7/6/2020(c)(d)(e)		1,075	961
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(c)(d)(e)		371	330
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)		1,240	1,324
Series F, 3.88%, 4/29/2024		11,636	12,740
(SOFR + 1.15%), 2.72%, 7/22/2025(c)		7,540	7,907
3.88%, 1/27/2026		1,000	1,125
(SOFR + 1.99%), 2.19%, 4/28/2026(c)		5,715	5,871
1.88%, 4/27/2027	EUR	200	239
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(c)		20,190	22,186
(SOFR + 1.14%), 2.70%, 1/22/2031(c)		4,525	4,656
(SOFR + 3.12%), 3.62%, 4/1/2031(c)		3,480	3,864
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)		1,070	1,227
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 9/15/2020(c)(d)(e)		3,122	2,942
(SOFR + 2.60%), 2.90%, 3/30/2026(a)(c)		4,660	5,010
(ICE LIBOR USD 3 Month + 1.03%), 4.14%, 12/3/2029(c)		1,000	1,187
(SOFR + 2.65%), 3.15%, 3/30/2031(a)(c)		330	365
UBS AG (Switzerland)
1.75%, 4/21/2022(a)		2,675	2,719
7.63%, 8/17/2022		5,600	6,188
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 5.50%), 6.87%, 3/22/2021(c)(d)(e)(f)		260	263
3.49%, 5/23/2023(a)		780	813
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(c)(d)(e)(f)		450	490
4.13%, 9/24/2025(a)		750	837
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)		3,000	3,169

			174,894

Chemicals — 0.3%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030		470	487
2.70%, 5/15/2040		3,300	3,422
2.80%, 5/15/2050		755	790
CF Industries, Inc. 4.95%, 6/1/2043		200	211
Chemours Co. (The) 7.00%, 5/15/2025		150	146
Dow Chemical Co. (The) 4.55%, 11/30/2025		2,000	2,234
Mosaic Co. (The) 4.05%, 11/15/2027		581	591
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)		200	169
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		200	205
Valvoline, Inc. 4.38%, 8/15/2025(a)		170	173

			8,428

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	170	171
ADT Security Corp. (The) 4.13%, 6/15/2023	200	201
Aramark Services, Inc. 4.75%, 6/1/2026	100	99
Brink’s Co. (The) 4.63%, 10/15/2027(a)	185	173
Nielsen Finance LLC 5.00%, 4/15/2022(a)	105	105
Prime Security Services Borrower LLC 5.75%, 4/15/2026(a)	127	131
Republic Services, Inc.
4.75%, 5/15/2023	1,250	1,389
3.38%, 11/15/2027	3,560	3,928
2.30%, 3/1/2030	1,420	1,467
3.05%, 3/1/2050	670	675
Waste Management, Inc. 4.00%, 7/15/2039	5,300	6,009

		14,348

Communications Equipment — 0.0%(b)
CommScope, Inc.
5.00%, 6/15/2021(a)	200	198
6.00%, 3/1/2026(a)	165	174

		372

Construction & Engineering — 0.0%(b)
MasTec, Inc. 4.88%, 3/15/2023	250	250

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
4.45%, 12/16/2021	5,000	4,746
3.50%, 1/15/2025	2,265	1,920
Ally Financial, Inc. 5.75%, 11/20/2025	300	312
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(a)	5,000	4,126
2.88%, 2/15/2025(a)	2,546	1,949
4.38%, 5/1/2026(a)	490	399
General Motors Financial Co., Inc.
5.20%, 3/20/2023	6,000	6,246
4.15%, 6/19/2023	2,000	2,031
3.85%, 1/5/2028	155	150
John Deere Capital Corp. 2.25%, 9/14/2026	2,245	2,374
Navient Corp. 7.25%, 1/25/2022	200	199
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024(a)	413	355
Springleaf Finance Corp. 7.13%, 3/15/2026	250	246

		25,053

Containers & Packaging — 0.0%(b)
Ardagh Packaging Finance plc 6.00%, 2/15/2025(a)	200	206
Berry Global, Inc. 4.88%, 7/15/2026(a)	300	314
International Paper Co. 4.35%, 8/15/2048	50	57
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	30	31
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024(a)	200	199
Reynolds Group Issuer, Inc. 5.13%, 7/15/2023(a)	170	172

		979

Diversified Consumer Services — 0.2%
Duke University
Series 2020, 2.83%, 10/1/2055	4,260	4,441
Pepperdine University
Series 2020, 3.30%, 12/1/2059	190	197
President & Fellows of Harvard College 2.52%, 10/15/2050	640	663
Service Corp. International
4.63%, 12/15/2027	23	24
5.13%, 6/1/2029	250	270
University of Chicago (The)
Series 20B, 2.76%, 4/1/2045	770	780
William Marsh Rice University 2.60%, 5/15/2050	200	203

		6,578

Diversified Financial Services — 1.4%
CK Hutchison International 16 Ltd. (United Kingdom) 1.88%, 10/3/2021(a)	300	301
CK Hutchison International 17 II Ltd. (United Kingdom)
2.75%, 3/29/2023(a)	775	797
3.25%, 9/29/2027(a)	220	234
CK Hutchison International 19 Ltd. (United Kingdom) 3.25%, 4/11/2024(a)	635	674
EDP Finance BV (Portugal) 3.63%, 7/15/2024(a)	200	214
GE Capital Funding LLC 4.05%, 5/15/2027(a)	5,700	5,859
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	610	614
3.37%, 11/15/2025	845	859
4.42%, 11/15/2035	2,695	2,691
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.63%, 10/31/2024(a)	243	261
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.41%, 2/28/2022(a)	305	311

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/1/2025	480	527
3.40%, 2/7/2028	1,715	1,913
Shell International Finance BV (Netherlands)
2.38%, 4/6/2025	5,230	5,571
2.38%, 11/7/2029	3,750	3,919
2.75%, 4/6/2030	8,895	9,622
4.55%, 8/12/2043	785	983
3.75%, 9/12/2046	60	68
Siemens Financieringsmaatschappij NV (Germany)
3.25%, 5/27/2025(a)	750	828
4.40%, 5/27/2045(a)	1,400	1,777

		38,023

Diversified Telecommunication Services — 3.7%
Altice France SA (France) 7.38%, 5/1/2026(a)	200	211
AT&T, Inc.
4.45%, 4/1/2024	745	824
2.95%, 7/15/2026	5,920	6,232
3.80%, 2/15/2027	3,795	4,146
2.30%, 6/1/2027	3,660	3,702
4.30%, 2/15/2030	5,000	5,681
2.75%, 6/1/2031	3,610	3,635
5.25%, 3/1/2037	115	140
3.50%, 6/1/2041	4,250	4,279
4.30%, 12/15/2042	7,548	8,336
4.80%, 6/15/2044	2,170	2,498
4.75%, 5/15/2046	1,935	2,256
5.15%, 11/15/2046	280	342
4.55%, 3/9/2049	1,395	1,582
Bell Canada, Inc. (Canada) 4.30%, 7/29/2049	500	603
CCO Holdings LLC
5.50%, 5/1/2026(a)	400	423
5.13%, 5/1/2027(a)	335	352
5.00%, 2/1/2028(a)	55	58
4.75%, 3/1/2030(a)	525	548
4.50%, 8/15/2030(a)	395	410
CenturyLink, Inc.
5.63%, 4/1/2025	130	134
5.13%, 12/15/2026(a)	185	187
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027(a)	5,000	5,472
Embarq Corp. 8.00%, 6/1/2036	100	107
Level 3 Financing, Inc.
5.38%, 5/1/2025	230	236
4.63%, 9/15/2027(a)	119	122
Sprint Capital Corp. 8.75%, 3/15/2032	95	137
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	205	221
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	5,470	6,062
4.67%, 3/6/2038	325	371
4.90%, 3/6/2048	530	620
Verizon Communications, Inc.
4.33%, 9/21/2028	13,410	16,015
4.02%, 12/3/2029	7,085	8,348
4.40%, 11/1/2034	235	288
4.27%, 1/15/2036	8,120	9,784
3.85%, 11/1/2042	55	64
4.13%, 8/15/2046	475	584
4.86%, 8/21/2046	2,500	3,354
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	200	210
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	100	99

		98,673

Electric Utilities — 6.9%
Alabama Power Co. 3.85%, 12/1/2042	90	104
Appalachian Power Co. 6.38%, 4/1/2036	135	169
Baltimore Gas & Electric Co. 3.20%, 9/15/2049	1,085	1,149
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(a)	11,360	12,399
4.55%, 11/15/2030(a)	2,105	2,502
Commonwealth Edison Co.
4.70%, 1/15/2044	600	773
3.70%, 3/1/2045	2,960	3,342
3.65%, 6/15/2046	1,060	1,199
Series 123, 3.75%, 8/15/2047	1,250	1,450
3.00%, 3/1/2050	160	166
Duke Energy Carolinas LLC
2.95%, 12/1/2026	650	719
4.25%, 12/15/2041	2,500	3,038
3.20%, 8/15/2049	290	314
Duke Energy Florida LLC
3.80%, 7/15/2028	1,150	1,334
2.50%, 12/1/2029	420	449
3.40%, 10/1/2046	5,160	5,723
Duke Energy Indiana LLC
3.75%, 5/15/2046	1,633	1,876
2.75%, 4/1/2050	190	191
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	1,800	1,850
Duke Energy Progress LLC
3.70%, 9/1/2028	2,630	3,028
3.70%, 10/15/2046	175	201
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027(a)	1,313	1,311
Edison International
2.40%, 9/15/2022	5,700	5,739
3.13%, 11/15/2022	2,130	2,193
2.95%, 3/15/2023	1,000	1,020
3.55%, 11/15/2024	2,990	3,113

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
4.95%, 4/15/2025	5,250	5,721
4.13%, 3/15/2028	3,750	3,896
Emera US Finance LP (Canada)
2.70%, 6/15/2021	530	537
3.55%, 6/15/2026	1,986	2,160
4.75%, 6/15/2046	2,961	3,356
Enel Finance International NV (Italy)
4.25%, 9/14/2023(a)	3,820	4,120
4.63%, 9/14/2025(a)	1,243	1,411
3.50%, 4/6/2028(a)	320	340
4.88%, 6/14/2029(a)	620	733
6.00%, 10/7/2039(a)	2,923	3,743
Entergy Arkansas LLC
4.00%, 6/1/2028	240	274
4.95%, 12/15/2044	100	108
Entergy Louisiana LLC
2.40%, 10/1/2026	975	1,007
4.95%, 1/15/2045	462	502
Entergy Texas, Inc.
3.45%, 12/1/2027	432	466
4.00%, 3/30/2029	295	336
3.55%, 9/30/2049	485	527
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	165	172
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	2,699	2,772
Evergy, Inc.
4.85%, 6/1/2021	2,020	2,077
2.90%, 9/15/2029	7,129	7,433
FirstEnergy Corp.
Series B, 4.25%, 3/15/2023	985	1,064
Series B, 3.90%, 7/15/2027	1,750	1,962
2.65%, 3/1/2030	224	234
Florida Power & Light Co.
4.95%, 6/1/2035	1,265	1,761
4.05%, 6/1/2042	250	311
3.70%, 12/1/2047	2,400	2,883
Fortis, Inc. (Canada) 3.06%, 10/4/2026	3,381	3,626
Interstate Power and Light Co. 2.30%, 6/1/2030	970	979
ITC Holdings Corp.
4.05%, 7/1/2023	427	457
3.25%, 6/30/2026	1,010	1,090
2.95%, 5/14/2030(a)	9,380	9,881
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	1,000	1,146
Louisville Gas & Electric Co. 4.65%, 11/15/2043	235	286
Metropolitan Edison Co. 4.00%, 4/15/2025(a)	273	305
MidAmerican Energy Co. 4.25%, 5/1/2046	1,420	1,779
Mississippi Power Co. 3.95%, 3/30/2028	2,100	2,337
Narragansett Electric Co. (The) 3.40%, 4/9/2030(a)	520	583
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	1,221	1,310
3.50%, 4/1/2029	120	136
2.25%, 6/1/2030	5,010	5,104
NRG Energy, Inc.
7.25%, 5/15/2026	161	173
4.45%, 6/15/2029(a)	220	237
NSTAR Electric Co. 3.20%, 5/15/2027	2,560	2,846
Ohio Power Co. 4.00%, 6/1/2049	110	131
Oncor Electric Delivery Co. LLC
2.75%, 5/15/2030(a)	2,200	2,393
3.70%, 5/15/2050(a)	305	365
PacifiCorp
2.70%, 9/15/2030	1,780	1,922
4.13%, 1/15/2049	1,145	1,391
3.30%, 3/15/2051	4,232	4,615
PECO Energy Co. 4.80%, 10/15/2043	135	172
Pennsylvania Electric Co.
3.25%, 3/15/2028(a)	455	488
3.60%, 6/1/2029(a)	420	464
Potomac Electric Power Co. 3.60%, 3/15/2024	120	130
Public Service Co. of Colorado
Series 35, 1.90%, 1/15/2031	3,395	3,430
Series 34, 3.20%, 3/1/2050	110	120
Series 36, 2.70%, 1/15/2051	1,720	1,724
Public Service Electric & Gas Co. 2.70%, 5/1/2050	1,920	1,918
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,020	1,093
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	680	745
Series B, 3.65%, 3/1/2028	335	371
2.25%, 6/1/2030	13,360	13,257
4.50%, 9/1/2040	170	195
Series 13-A, 3.90%, 3/15/2043	28	30
Series C, 3.60%, 2/1/2045	525	544
3.65%, 2/1/2050	65	68
Southern Co. (The) 4.25%, 7/1/2036	200	224
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	550	582
Tucson Electric Power Co. 4.00%, 6/15/2050	729	834
Union Electric Co. 2.95%, 3/15/2030	4,507	4,939
Vistra Operations Co. LLC 5.00%, 7/31/2027(a)	227	237
Wisconsin Power & Light Co. 3.65%, 4/1/2050	160	180
Xcel Energy, Inc. 3.40%, 6/1/2030	200	223

		180,318

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Electrical Equipment — 0.0%(b)
Sensata Technologies BV 5.00%, 10/1/2025(a)	215	223

Electronic Equipment, Instruments & Components — 0.0%(b)
Anixter, Inc. 6.00%, 12/1/2025	20	21
CDW LLC 5.00%, 9/1/2025	165	170

		191

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	3,055	3,171
Halliburton Co.
3.80%, 11/15/2025	8	8
4.85%, 11/15/2035	145	147
Schlumberger Holdings Corp. 3.90%, 5/17/2028(a)	830	866
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	25	24

		4,216

Entertainment — 0.4%
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(a)	165	175
Netflix, Inc.
4.88%, 4/15/2028	50	53
5.88%, 11/15/2028	245	279
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	615	623
Walt Disney Co. (The)
2.00%, 9/1/2029	4,205	4,262
3.50%, 5/13/2040	1,500	1,641
2.75%, 9/1/2049	2,530	2,457
WMG Acquisition Corp. 5.00%, 8/1/2023(a)	100	101

		9,591

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	1,662	1,822
4.90%, 12/15/2030	1,280	1,553
American Tower Corp.
5.00%, 2/15/2024	710	808
3.38%, 10/15/2026	1,580	1,740
2.75%, 1/15/2027	5,875	6,267
3.13%, 1/15/2027	1,827	1,955
3.95%, 3/15/2029	3,528	4,003
Crown Castle International Corp.
3.65%, 9/1/2027	2,500	2,752
3.30%, 7/1/2030	6,630	7,171
4.15%, 7/1/2050	665	764
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	25	24
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	200	214
Healthcare Trust of America Holdings LP
3.50%, 8/1/2026	4,980	5,127
3.10%, 2/15/2030	5,000	4,752
Healthpeak Properties, Inc. 3.00%, 1/15/2030	5,960	5,787
Iron Mountain, Inc. 4.88%, 9/15/2029(a)	200	201
Life Storage LP 4.00%, 6/15/2029	2,725	2,818
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027	185	194
Prologis LP
3.25%, 10/1/2026	2,000	2,206
2.25%, 4/15/2030	720	739
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025(a)	945	951
Simon Property Group LP
3.38%, 10/1/2024	2,900	2,960
3.25%, 9/13/2049	2,588	2,104
UDR, Inc.
2.95%, 9/1/2026	170	171
3.20%, 1/15/2030	3,230	3,379
3.00%, 8/15/2031	50	51
Ventas Realty LP
4.13%, 1/15/2026	500	503
3.85%, 4/1/2027	170	168
4.40%, 1/15/2029	155	158
5.70%, 9/30/2043	300	317
VICI Properties LP 4.25%, 12/1/2026(a)	150	149
WEA Finance LLC (France) 2.88%, 1/15/2027(a)	4,085	3,799
Welltower, Inc.
3.63%, 3/15/2024	4,100	4,193
4.00%, 6/1/2025	4,635	4,840
2.70%, 2/15/2027	290	279
3.10%, 1/15/2030	1,140	1,089

		76,008

Food & Staples Retailing — 0.9%
Albertsons Cos., Inc.
5.75%, 3/15/2025	110	113
4.88%, 2/15/2030(a)	330	342
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030(a)	515	517
3.80%, 1/25/2050(a)	325	308
CK Hutchison International 20 Ltd. (United Kingdom)
2.50%, 5/8/2030(a)	4,065	4,092
3.38%, 5/8/2050(a)	1,480	1,573
Costco Wholesale Corp.
1.60%, 4/20/2030	5,250	5,291
1.75%, 4/20/2032	6,150	6,186
Kroger Co. (The) 3.88%, 10/15/2046	1,219	1,332
Walmart, Inc.
3.95%, 6/28/2038	2,770	3,420
3.63%, 12/15/2047	1,000	1,213

		24,387

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Food Products — 0.4%
Campbell Soup Co. 3.95%, 3/15/2025		2,805	3,114
Hershey Co. (The) 2.65%, 6/1/2050		1,720	1,744
Kraft Heinz Foods Co.
3.95%, 7/15/2025		200	210
4.38%, 6/1/2046		50	47
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(a)		250	259
Mondelez International, Inc. 2.75%, 4/13/2030		3,000	3,162
Post Holdings, Inc. 4.63%, 4/15/2030(a)		345	340
Tyson Foods, Inc.
4.00%, 3/1/2026		615	695
3.55%, 6/2/2027		1,000	1,094
4.55%, 6/2/2047		215	260

			10,925

Gas Utilities — 0.7%
Atmos Energy Corp. 3.00%, 6/15/2027		2,900	3,134
Boston Gas Co.
3.15%, 8/1/2027(a)		7,560	8,096
3.00%, 8/1/2029(a)		120	127
Dominion Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024		240	251
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)		630	668
ONE Gas, Inc. 2.00%, 5/15/2030		810	822
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029		3,740	4,203
3.35%, 6/1/2050		1,470	1,544
Southern California Gas Co. 4.45%, 3/15/2044		160	195

			19,040

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 4.90%, 11/30/2046		2,490	3,513
Becton Dickinson and Co.
3.36%, 6/6/2024		4,275	4,610
3.70%, 6/6/2027		3,135	3,505
2.82%, 5/20/2030		6,345	6,744
3.79%, 5/20/2050		2,200	2,471
Boston Scientific Corp.
1.90%, 6/1/2025		8,549	8,677
4.55%, 3/1/2039		1,180	1,430
Medtronic Global Holdings SCA 1.75%, 7/2/2049	EUR	315	342
Stryker Corp.
1.95%, 6/15/2030		1,500	1,492
2.90%, 6/15/2050		1,225	1,230

			34,014

Health Care Providers & Services — 3.6%
Aetna, Inc.
2.75%, 11/15/2022		5,663	5,870
4.13%, 11/15/2042		1,050	1,157
3.88%, 8/15/2047		985	1,080
Anthem, Inc.
2.38%, 1/15/2025		2,830	2,974
2.88%, 9/15/2029		3,940	4,234
4.63%, 5/15/2042		200	246
Centene Corp.
5.38%, 6/1/2026(a)		230	243
3.38%, 2/15/2030		420	423
Cigna Corp.
3.75%, 7/15/2023		113	123
3.50%, 6/15/2024(a)		5,195	5,610
3.40%, 3/1/2027(a)		760	834
3.05%, 10/15/2027(a)		2,360	2,537
4.38%, 10/15/2028		4,500	5,281
3.20%, 3/15/2040		3,955	4,162
3.40%, 3/15/2050		340	365
Cigna Holding Co. 3.25%, 4/15/2025		1,058	1,134
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049		140	144
CVS Health Corp.
3.00%, 8/15/2026		1,240	1,354
4.30%, 3/25/2028		6,495	7,406
3.75%, 4/1/2030		3,405	3,811
4.13%, 4/1/2040		7,010	8,087
4.25%, 4/1/2050		1,785	2,093
DaVita, Inc. 5.00%, 5/1/2025		203	208
Encompass Health Corp. 4.50%, 2/1/2028		350	355
Express Scripts Holding Co. 3.90%, 2/15/2022		303	316
HCA, Inc.
4.75%, 5/1/2023		750	812
5.00%, 3/15/2024		2,320	2,556
5.25%, 4/15/2025		370	420
5.88%, 2/15/2026		50	56
4.50%, 2/15/2027		8,575	9,469
5.63%, 9/1/2028		400	459
5.88%, 2/1/2029		165	192
4.13%, 6/15/2029		2,900	3,150
5.25%, 6/15/2049		789	929
Memorial Health Services 3.45%, 11/1/2049		260	257
Tenet Healthcare Corp.
4.63%, 7/15/2024		300	303
4.88%, 1/1/2026(a)		173	178
6.25%, 2/1/2027(a)		55	57
Texas Health Resources Series 2019, 3.37%, 11/15/2051		135	137
UnitedHealth Group, Inc. 3.10%, 3/15/2026		1,775	1,971

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
2.88%, 8/15/2029	3,915	4,365
3.50%, 8/15/2039	200	230
2.75%, 5/15/2040	946	983
4.20%, 1/15/2047	6,205	7,715

		94,286

Health Care Technology — 0.0%(b)
IQVIA, Inc. 5.00%, 5/15/2027(a)	200	209

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 5.00%, 10/15/2025(a)	100	101
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	200	200
5.13%, 5/1/2026	30	30
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	14	14
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	100	108
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	30	30
McDonald’s Corp.
3.70%, 2/15/2042	520	574
3.63%, 5/1/2043	575	626
3.63%, 9/1/2049	980	1,066
4.20%, 4/1/2050	120	142
MGM Resorts International
6.00%, 3/15/2023	250	251
4.63%, 9/1/2026	35	33
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	100	95
Six Flags Entertainment Corp. 5.50%, 4/15/2027(a)	30	28
Starbucks Corp.
2.55%, 11/15/2030	3,315	3,386
3.75%, 12/1/2047	215	226
3.35%, 3/12/2050	3,500	3,469
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	180	174
Wynn Resorts Finance LLC 5.13%, 10/1/2029(a)	180	173
Yum! Brands, Inc. 7.75%, 4/1/2025(a)	155	171

		10,897

Household Durables — 0.0%(b)
Lennar Corp.
4.75%, 11/15/2022(g)	75	78
4.50%, 4/30/2024	100	106
Newell Brands, Inc. 4.70%, 4/1/2026(g)	278	287
Tempur Sealy International, Inc. 5.50%, 6/15/2026	230	231

		702

Household Products — 0.4%
Central Garden & Pet Co. 5.13%, 2/1/2028	250	256
Clorox Co. (The) 1.80%, 5/15/2030	3,130	3,157
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	235	256
Kimberly-Clark Corp. 3.10%, 3/26/2030	3,000	3,425
Procter & Gamble Co. (The) 3.55%, 3/25/2040	1,430	1,725
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.38%, 6/24/2022(a)	270	278
2.75%, 6/26/2024(a)	1,180	1,246
3.00%, 6/26/2027(a)	800	861
Spectrum Brands, Inc.
5.75%, 7/15/2025	200	207
5.00%, 10/1/2029(a)	200	195

		11,606

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)
3.30%, 7/15/2025(a)	4,110	4,173
6.00%, 5/15/2026	200	212
3.95%, 7/15/2030(a)	1,575	1,581
Calpine Corp. 5.25%, 6/1/2026(a)	165	171
Exelon Generation Co. LLC 3.25%, 6/1/2025	6,860	7,101
Southern Power Co.
4.15%, 12/1/2025	1,000	1,130
5.15%, 9/15/2041	175	189
Series F, 4.95%, 12/15/2046	1,110	1,196

		15,753

Industrial Conglomerates — 0.9%
General Electric Co.
2.70%, 10/9/2022	130	133
3.10%, 1/9/2023	125	129
3.45%, 5/1/2027	8,895	8,807
3.63%, 5/1/2030	6,120	6,052
4.13%, 10/9/2042	2,447	2,254
Honeywell International, Inc. 2.80%, 6/1/2050	1,540	1,615
Roper Technologies, Inc. 2.95%, 9/15/2029	3,280	3,477

		22,467

Insurance — 1.1%
Aflac, Inc.
3.60%, 4/1/2030	798	921
4.00%, 10/15/2046	1,377	1,528
American International Group, Inc.
3.40%, 6/30/2030	3,000	3,148
3.88%, 1/15/2035	865	942
Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030	1,000	1,027
4.30%, 5/15/2043	1,320	1,662
4.20%, 8/15/2048	7,240	8,990
4.25%, 1/15/2049	80	100
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064(a)	530	663
3.70%, 1/22/2070(a)	565	539

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(c)		155	183
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 7/6/2020(c)(d)(e)		1,400	1,253
6.40%, 12/15/2036		750	869
4.13%, 8/13/2042		315	361
New York Life Insurance Co. 3.75%, 5/15/2050(a)		450	505
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(a)		280	317
Pricoa Global Funding I 3.45%, 9/1/2023(a)		590	633
Prudential Financial, Inc.
3.00%, 3/10/2040		305	305
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(c)		200	207
3.91%, 12/7/2047		35	37
3.94%, 12/7/2049		170	181
3.70%, 3/13/2051		1,250	1,313
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)		343	347
3.85%, 9/19/2023(a)		390	414
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(c)		200	220
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047(a)		480	564
(ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054(a)(c)		1,050	1,103
Travelers Cos., Inc. (The) 2.55%, 4/27/2050		930	903

			29,235

Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc. 3.88%, 8/22/2037		7,705	9,447

IT Services — 1.6%
Fidelity National Information Services, Inc. 3.75%, 5/21/2029		526	608
Fiserv, Inc. 3.50%, 7/1/2029		1,240	1,368
Gartner, Inc. 5.13%, 4/1/2025(a)		170	173
Global Payments, Inc.
2.65%, 2/15/2025		310	326
3.20%, 8/15/2029		1,140	1,205
2.90%, 5/15/2030		2,110	2,188
International Business Machines Corp.
1.70%, 5/15/2027		8,890	9,022
1.95%, 5/15/2030		4,070	4,065
2.85%, 5/15/2040		7,450	7,539
2.95%, 5/15/2050		1,000	1,007
Mastercard, Inc. 3.35%, 3/26/2030		6,600	7,640
VeriSign, Inc. 5.25%, 4/1/2025		150	165
Visa, Inc. 2.70%, 4/15/2040		7,055	7,480

			42,786

Leisure Products — 0.0%(b)
Mattel, Inc. 6.75%, 12/31/2025(a)		240	250

Life Sciences Tools & Services — 0.2%
Avantor, Inc. 6.00%, 10/1/2024(a)		200	210
Thermo Fisher Scientific, Inc.
4.50%, 3/25/2030		4,600	5,620
1.88%, 10/1/2049	EUR	335	360

			6,190

Machinery — 0.5%
Caterpillar, Inc. 3.25%, 4/9/2050		1,800	1,979
Deere & Co. 3.10%, 4/15/2030		3,445	3,869
Otis Worldwide Corp.
2.57%, 2/15/2030(a)		4,090	4,132
3.36%, 2/15/2050(a)		150	151
SPX FLOW, Inc. 5.88%, 8/15/2026(a)		170	171
Stanley Black & Decker, Inc. 3.40%, 3/1/2026		3,000	3,283

			13,585

Media — 4.0%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)		200	211
Charter Communications Operating LLC
4.91%, 7/23/2025		1,015	1,162
2.80%, 4/1/2031		4,470	4,469
5.38%, 5/1/2047		365	432
5.75%, 4/1/2048		120	148
5.13%, 7/1/2049		4,975	5,773
4.80%, 3/1/2050		4,015	4,471
3.70%, 4/1/2051		3,500	3,374
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)		255	255
Comcast Corp.
2.35%, 1/15/2027		7,604	8,040
3.30%, 4/1/2027		1,025	1,137
4.15%, 10/15/2028		8,000	9,464
3.40%, 4/1/2030		10,195	11,495
3.20%, 7/15/2036		3,775	4,067

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
3.90%, 3/1/2038	593	691
3.25%, 11/1/2039	385	421
3.75%, 4/1/2040	9,525	10,916
3.40%, 7/15/2046	200	219
3.45%, 2/1/2050	2,490	2,759
4.05%, 11/1/2052	260	311
Cox Communications, Inc.
3.35%, 9/15/2026(a)	450	488
3.50%, 8/15/2027(a)	2,000	2,160
4.80%, 2/1/2035(a)	1,070	1,296
4.60%, 8/15/2047(a)	105	123
CSC Holdings LLC
5.50%, 4/15/2027(a)	200	212
5.75%, 1/15/2030(a)	200	211
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	25	20
Discovery Communications LLC
3.95%, 3/20/2028	5,405	5,835
4.13%, 5/15/2029	1,190	1,273
3.63%, 5/15/2030	2,550	2,694
4.95%, 5/15/2042	265	283
5.30%, 5/15/2049	80	91
DISH DBS Corp.
5.00%, 3/15/2023	435	433
5.88%, 11/15/2024	70	69
Fox Corp. 3.50%, 4/8/2030	4,690	5,034
Gray Television, Inc. 7.00%, 5/15/2027(a)	75	79
iHeartCommunications, Inc. 5.25%, 8/15/2027(a)	250	245
Lamar Media Corp.
5.75%, 2/1/2026	200	208
4.00%, 2/15/2030(a)	50	48
Midcontinent Communications 5.38%, 8/15/2027(a)	170	173
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(a)	250	256
Sirius XM Radio, Inc.
5.38%, 4/15/2025(a)	32	33
5.00%, 8/1/2027(a)	325	339
Time Warner Cable LLC
5.88%, 11/15/2040	2,140	2,627
5.50%, 9/1/2041	620	731
4.50%, 9/15/2042	520	557
ViacomCBS, Inc.
4.75%, 5/15/2025	7,000	7,702
4.38%, 3/15/2043	80	76
4.60%, 1/15/2045	1,700	1,645
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	327	344

		105,100

Metals & Mining — 0.6%
Alcoa Nederland Holding BV 6.13%, 5/15/2028(a)	200	195
Arconic Corp. 6.13%, 2/15/2028(a)	85	83
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	200	201
4.55%, 11/14/2024	14	14
5.45%, 3/15/2043	200	198
Glencore Finance Canada Ltd. (Switzerland) 5.55%, 10/25/2042(a)(g)	310	328
Glencore Funding LLC (Switzerland)
4.63%, 4/29/2024(a)	2,750	2,942
4.00%, 3/27/2027(a)	4,010	4,211
Newcrest Finance Pty. Ltd. (Australia)
3.25%, 5/13/2030(a)	4,400	4,592
4.20%, 5/13/2050(a)	410	442
Nucor Corp. 2.00%, 6/1/2025	1,330	1,354

		14,560

Multiline Retail — 0.1%
Macy’s, Inc. 8.38%, 6/15/2025(a)	170	172
Nordstrom, Inc. 8.75%, 5/15/2025(a)	160	172
Target Corp. 2.65%, 9/15/2030	3,270	3,556

		3,900

Multi-Utilities — 2.6%
Ameren Corp.
2.50%, 9/15/2024	617	656
3.50%, 1/15/2031	7,680	8,532
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025(a)	1,107	1,249
3.70%, 7/15/2030(a)	15,880	18,257
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(c)(d)(e)	1,949	1,852
2.95%, 3/1/2030	517	544
CMS Energy Corp.
2.95%, 2/15/2027	6,000	6,240
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(c)	3,020	3,088
Dominion Energy, Inc.
2.72%, 8/15/2021(g)	210	214
3.90%, 10/1/2025	2,230	2,482
Series D, 2.85%, 8/15/2026	2,334	2,461
Series C, 4.05%, 9/15/2042	160	174
NiSource, Inc.
2.95%, 9/1/2029	3,330	3,575
3.60%, 5/1/2030	5,022	5,675
Puget Energy, Inc.
6.00%, 9/1/2021	1,400	1,472
4.10%, 6/15/2030(a)	3,200	3,391
San Diego Gas & Electric Co.
2.50%, 5/15/2026	210	222
4.30%, 4/1/2042	315	362
Series TTT, 4.10%, 6/15/2049	240	283

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
3.32%, 4/15/2050	720	767
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	6,000	6,336

		67,832

Oil, Gas & Consumable Fuels — 7.9%
BP Capital Markets America, Inc.
3.41%, 2/11/2026	185	203
3.02%, 1/16/2027	827	887
3.54%, 4/6/2027	16,375	17,841
4.23%, 11/6/2028	1,965	2,279
3.00%, 2/24/2050	1,045	1,018
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	340	369
Buckeye Partners LP 5.60%, 10/15/2044	115	95
Cameron LNG LLC
2.90%, 7/15/2031(a)	40	41
3.30%, 1/15/2035(a)	400	425
Chevron Corp.
2.00%, 5/11/2027	2,210	2,307
2.98%, 5/11/2040	940	1,006
Cimarex Energy Co. 3.90%, 5/15/2027	220	215
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	3,674	4,123
Concho Resources, Inc. 3.75%, 10/1/2027	5,006	5,240
Diamondback Energy, Inc.
2.88%, 12/1/2024	2,091	2,033
4.75%, 5/31/2025	1,310	1,371
3.25%, 12/1/2026	976	948
3.50%, 12/1/2029	2,052	1,998
Enbridge, Inc. (Canada)
3.50%, 6/10/2024	650	692
3.13%, 11/15/2029	11,495	11,909
4.50%, 6/10/2044	375	388
Energy Transfer Operating LP
2.90%, 5/15/2025	4,160	4,149
4.75%, 1/15/2026	245	261
4.20%, 4/15/2027	2,944	3,013
3.75%, 5/15/2030	2,400	2,366
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(c)(d)(e)	255	210
5.80%, 6/15/2038	1,700	1,753
6.05%, 6/1/2041	170	179
5.15%, 2/1/2043	280	265
5.15%, 3/15/2045	750	721
5.00%, 5/15/2050	2,000	1,916
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023(a)	2,850	3,016
Series X-R, 4.75%, 9/12/2028(a)	205	226
4.25%, 5/9/2029(a)	400	423
Enterprise Products Operating LLC
2.80%, 1/31/2030	1,000	1,036
4.45%, 2/15/2043	5,665	6,165
4.25%, 2/15/2048	225	243
3.70%, 1/31/2051	3,835	3,858
Equinor ASA (Norway)
1.75%, 1/22/2026	1,200	1,226
2.38%, 5/22/2030	1,230	1,268
Exxon Mobil Corp.
2.99%, 3/19/2025	1,480	1,620
3.48%, 3/19/2030	320	363
2.61%, 10/15/2030	9,650	10,269
3.00%, 8/16/2039	375	398
3.10%, 8/16/2049	260	270
4.33%, 3/19/2050	170	211
3.45%, 4/15/2051	1,500	1,640
Hess Corp. 5.80%, 4/1/2047	435	437
Kinder Morgan Energy Partners LP
3.50%, 3/1/2021	2,250	2,276
5.00%, 10/1/2021	2,500	2,594
4.70%, 11/1/2042	2,655	2,872
Kinder Morgan, Inc. 5.30%, 12/1/2034	240	276
Magellan Midstream Partners LP 3.95%, 3/1/2050	3,000	2,963
Marathon Petroleum Corp.
4.50%, 5/1/2023	7,192	7,645
4.75%, 9/15/2044	143	145
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)	25	25
MPLX LP
Series WI, 4.50%, 7/15/2023	300	315
4.88%, 12/1/2024	2,000	2,146
4.00%, 3/15/2028	1,000	1,029
4.50%, 4/15/2038	2,402	2,382
4.70%, 4/15/2048	295	299
Newfield Exploration Co. 5.75%, 1/30/2022	250	241
Noble Energy, Inc.
3.90%, 11/15/2024	2,000	1,977
3.85%, 1/15/2028	123	112
4.95%, 8/15/2047	3,000	2,563
4.20%, 10/15/2049	605	490
ONEOK, Inc.
5.85%, 1/15/2026	2,000	2,210
3.40%, 9/1/2029	1,405	1,299
4.45%, 9/1/2049	1,255	1,146
Phillips 66 4.88%, 11/15/2044	29	36
Phillips 66 Partners LP
2.45%, 12/15/2024	4,500	4,433
3.15%, 12/15/2029	2,725	2,667
4.90%, 10/1/2046	120	128
Plains All American Pipeline LP
3.65%, 6/1/2022	2,500	2,504
4.65%, 10/15/2025	355	364

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
4.50%, 12/15/2026	180	183
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030(a)	3,850	4,214
Spectra Energy Partners LP 3.38%, 10/15/2026	200	211
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	210	222
3.10%, 5/15/2025	10,290	10,770
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	330	331
5.30%, 4/1/2044	1,330	1,312
5.35%, 5/15/2045	330	322
Targa Resources Partners LP 5.00%, 1/15/2028	30	29
Total Capital International SA (France)
3.46%, 2/19/2029	4,755	5,295
2.83%, 1/10/2030	4,610	4,940
3.46%, 7/12/2049	410	439
3.13%, 5/29/2050	1,830	1,849
Total Capital SA (France) 3.88%, 10/11/2028	2,420	2,783
TransCanada PipeLines Ltd. (Canada)
4.25%, 5/15/2028	3,020	3,425
4.63%, 3/1/2034	468	536
Transcanada Trust (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(c)	600	615
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079(c)	277	270
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030(a)	8,000	8,513
Valero Energy Corp. 2.70%, 4/15/2023	2,270	2,349
Williams Cos., Inc. (The)
3.60%, 3/15/2022	6,042	6,218
3.35%, 8/15/2022	3,455	3,568

		206,421

Paper & Forest Products — 0.2%
Georgia-Pacific LLC 1.75%, 9/30/2025(a)	5,500	5,618

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	165	171
Estee Lauder Cos., Inc. (The) 2.38%, 12/1/2029	2,960	3,136
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	45	46

		3,353

Pharmaceuticals — 3.5%
AstraZeneca plc (United Kingdom)
3.13%, 6/12/2027	4,000	4,368
4.00%, 1/17/2029	515	608
4.00%, 9/18/2042	230	281
Bausch Health Americas, Inc. 9.25%, 4/1/2026(a)	335	372
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	155	157
5.50%, 11/1/2025(a)	200	207
5.75%, 8/15/2027(a)	125	134
Bristol-Myers Squibb Co.
3.88%, 8/15/2025(a)	7,327	8,325
3.45%, 11/15/2027(a)	3,078	3,521
4.35%, 11/15/2047(a)	1,250	1,616
4.25%, 10/26/2049(a)	3,140	4,129
Elanco Animal Health, Inc. 4.66%, 8/27/2021(g)	75	76
Eli Lilly and Co.
3.70%, 3/1/2045	1,000	1,170
2.25%, 5/15/2050	5,350	5,034
EMD Finance LLC (Germany) 3.25%, 3/19/2025(a)	2,000	2,146
Johnson & Johnson 3.40%, 1/15/2038	570	664
Merck & Co., Inc. 3.70%, 2/10/2045	4,087	4,929
Novartis Capital Corp. (Switzerland)
2.20%, 8/14/2030	3,455	3,648
3.70%, 9/21/2042	1,580	1,895
4.00%, 11/20/2045	115	145
2.75%, 8/14/2050	2,500	2,627
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	100	102
Pfizer, Inc.
3.60%, 9/15/2028	678	798
2.63%, 4/1/2030	5,620	6,116
1.70%, 5/28/2030	6,299	6,322
2.55%, 5/28/2040	4,245	4,291
2.70%, 5/28/2050	3,380	3,406
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	405	447
Takeda Pharmaceutical Co. Ltd. (Japan)
4.00%, 11/26/2021	650	680
4.40%, 11/26/2023	2,750	3,055
5.00%, 11/26/2028	7,650	9,372
Zoetis, Inc.
4.50%, 11/13/2025	755	869
3.00%, 9/12/2027	1,475	1,614
2.00%, 5/15/2030	4,180	4,208
4.70%, 2/1/2043	130	166
3.00%, 5/15/2050	4,595	4,728

		92,226

Road & Rail — 1.4%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	35	29
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	1,260	1,684
3.90%, 8/1/2046	625	734
3.05%, 2/15/2051	8,955	9,286

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Canadian Pacific Railway Co. (Canada) 3.70%, 2/1/2026	500	549
CSX Corp.
3.25%, 6/1/2027	2,030	2,241
2.40%, 2/15/2030	2,365	2,473
3.80%, 11/1/2046	290	320
3.80%, 4/15/2050	2,460	2,858
Hertz Corp. (The) 5.50%, 10/15/2024(a)	35	6
Norfolk Southern Corp.
3.80%, 8/1/2028	2,000	2,271
3.95%, 10/1/2042	575	647
3.05%, 5/15/2050	5,766	5,844
Union Pacific Corp.
3.60%, 9/15/2037	70	77
4.38%, 9/10/2038	265	319
3.55%, 8/15/2039	1,580	1,746
4.30%, 6/15/2042	255	300
3.35%, 8/15/2046	1,795	1,869
3.25%, 2/5/2050	3,500	3,702

		36,955

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom, Inc.
3.15%, 11/15/2025(a)	10,120	10,488
3.46%, 9/15/2026(a)	3,057	3,140
4.11%, 9/15/2028(a)	2,315	2,433
4.15%, 11/15/2030(a)	3,725	3,872
Intel Corp. 2.45%, 11/15/2029	2,500	2,679
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	170	171
NXP BV (Netherlands)
4.13%, 6/1/2021(a)	1,870	1,924
4.63%, 6/15/2022(a)	400	421
4.63%, 6/1/2023(a)	323	348
QUALCOMM, Inc.
2.15%, 5/20/2030	5,350	5,487
3.25%, 5/20/2050	460	492
Texas Instruments, Inc. 1.75%, 5/4/2030	2,385	2,431

		33,886

Software — 2.0%
CDK Global, Inc. 4.88%, 6/1/2027	230	239
Microsoft Corp.
3.50%, 2/12/2035	270	327
4.20%, 11/3/2035	4,660	6,118
3.45%, 8/8/2036	9,005	10,622
3.50%, 11/15/2042	365	440
3.75%, 2/12/2045	410	511
3.70%, 8/8/2046	2,550	3,182
Nuance Communications, Inc. 5.63%, 12/15/2026	100	106
Oracle Corp.
2.50%, 4/1/2025	420	446
2.80%, 4/1/2027	7,355	7,975
3.90%, 5/15/2035	614	728
3.85%, 7/15/2036	311	360
3.80%, 11/15/2037	3,135	3,566
3.60%, 4/1/2040	6,890	7,619
3.60%, 4/1/2050	8,380	9,335
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	30	32

		51,606

Specialty Retail — 1.3%
Home Depot, Inc. (The)
2.50%, 4/15/2027	1,000	1,089
3.30%, 4/15/2040	9,900	11,056
3.13%, 12/15/2049	1,990	2,172
3.35%, 4/15/2050	1,500	1,695
Lowe’s Cos., Inc. 4.50%, 4/15/2030	8,935	10,749
Penske Automotive Group, Inc. 5.50%, 5/15/2026	100	99
PetSmart, Inc.
7.13%, 3/15/2023(a)	175	170
5.88%, 6/1/2025(a)	165	165
Staples, Inc. 7.50%, 4/15/2026(a)	150	131
TJX Cos., Inc. (The) 3.50%, 4/15/2025	5,745	6,419

		33,745

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.
3.85%, 5/4/2043	1,030	1,268
3.45%, 2/9/2045	1,975	2,285
2.95%, 9/11/2049	3,225	3,484
2.65%, 5/11/2050	7,705	7,903
Dell International LLC
6.02%, 6/15/2026(a)	6,687	7,553
4.90%, 10/1/2026(a)	1,191	1,287
EMC Corp. 3.38%, 6/1/2023	174	175
NCR Corp. 5.75%, 9/1/2027(a)	280	278
Western Digital Corp. 4.75%, 2/15/2026	350	368

		24,601

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc.
3.25%, 3/27/2040	4,435	4,947
3.38%, 3/27/2050	1,520	1,757

		6,704

Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
3.00%, 5/22/2022(a)	4,541	4,661
5.70%, 10/22/2023(a)	11,000	12,067
4.63%, 7/11/2024(a)	1,550	1,650
5.15%, 7/21/2024(a)	3,415	3,734
2.38%, 1/14/2025(a)	1,885	1,906
4.88%, 4/1/2026(a)	200	222
3.38%, 12/2/2026	250	274
3.25%, 1/11/2028(a)	250	268

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
2.70%, 10/1/2029(a)		315	331
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)		360	371
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(c)		200	210
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(c)		200	214
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.88%, 12/20/2024(c)(d)(e)(f)	GBP	200	246
(USD ICE Swap Rate 5 Year + 1.85%), 4.12%, 10/18/2032(a)(c)		2,500	2,576

			28,730

Tobacco — 2.5%
Altria Group, Inc.
4.40%, 2/14/2026		72	82
4.80%, 2/14/2029		10,500	12,026
3.40%, 5/6/2030		280	295
3.88%, 9/16/2046		5,915	5,816
4.45%, 5/6/2050		2,700	2,915
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026		985	1,026
4.70%, 4/2/2027		4,000	4,474
3.56%, 8/15/2027		10,270	10,791
3.46%, 9/6/2029		2,750	2,827
4.91%, 4/2/2030		5,350	6,134
4.39%, 8/15/2037		4,665	4,896
Imperial Brands Finance plc (United Kingdom)
3.13%, 7/26/2024(a)		835	848
4.25%, 7/21/2025(a)		1,000	1,060
3.50%, 7/26/2026(a)		1,877	1,922
Philip Morris International, Inc.
1.50%, 5/1/2025		2,900	2,960
2.10%, 5/1/2030		5,470	5,512
4.38%, 11/15/2041		1,475	1,725
3.88%, 8/21/2042		650	719
4.13%, 3/4/2043		650	736

			66,764

Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.50%, 1/15/2022		6,000	5,742
3.25%, 3/1/2025		5,600	5,183
3.63%, 4/1/2027		3,355	2,949
3.63%, 12/1/2027		365	324
3.00%, 2/1/2030		39	33
Herc Holdings, Inc. 5.50%, 7/15/2027(a)		70	68
United Rentals North America, Inc.
6.50%, 12/15/2026		200	214
5.50%, 5/15/2027		200	212
4.88%, 1/15/2028		30	31

			14,756

Water Utilities — 0.3%
American Water Capital Corp.
3.75%, 9/1/2028		2,000	2,282
2.80%, 5/1/2030		5,650	6,030
3.45%, 5/1/2050		300	329

			8,641

Wireless Telecommunication Services — 1.9%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029		435	475
Hughes Satellite Systems Corp. 5.25%, 8/1/2026		165	171
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049		2,850	3,162
Sprint Corp.
7.13%, 6/15/2024		200	227
7.63%, 2/15/2025		300	349
7.63%, 3/1/2026		55	66
T-Mobile USA, Inc.
6.38%, 3/1/2025		150	155
3.50%, 4/15/2025(a)		1,010	1,082
3.75%, 4/15/2027(a)		24,470	26,457
4.75%, 2/1/2028		305	324
3.88%, 4/15/2030(a)		2,395	2,596
4.38%, 4/15/2040(a)		2,210	2,437
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025		560	633
4.38%, 5/30/2028		1,500	1,755
5.00%, 5/30/2038		305	373
4.38%, 2/19/2043		500	565
4.25%, 9/17/2050		8,420	9,667

			50,494

TOTAL CORPORATE BONDS (Cost $2,505,568)			2,572,795

ASSET-BACKED SECURITIES — 0.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030(a)		194	169
American Airlines Pass-Through Trust Series 2016-2, Class AA, 3.20%, 6/15/2028		179	161
Series 2019-1, Class AA, 3.15%, 2/15/2032		335	299
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032(a)		130	113
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024		160	151

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	5,207	4,741
Series 2019-1, Class AA, 4.15%, 8/25/2031	149	140
Series 2019-2, Class AA, 2.70%, 5/1/2032	130	116

TOTAL ASSET-BACKED SECURITIES (Cost $5,913)		5,890

	Shares (000)
PREFERRED STOCKS — 0.1%
Banks — 0.1%
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value)(h)	114	2,712

Electric Utilities — 0.0%(b)
SCE Trust II 5.10%, 5/5/2020 ($25 par value)(h)	19	451
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(h)	10	213
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	9	216

		880

TOTAL PREFERRED STOCKS (Cost $3,550)		3,592

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.0%(b)
U.S. Treasury Bonds
4.50%, 2/15/2036	160	245
2.00%, 2/15/2050	175	200

TOTAL U.S. TREASURY OBLIGATIONS (Cost $405)		445

MUNICIPAL BONDS — 0.0%(b)(i)
Colorado — 0.0%(b)
Hospital — 0.0%(b)
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $327)	320	327

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(j)(k) (Cost $65,168)	65,131	65,196

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.11%, 7/23/2020(l)(m)	9,823	9,821
0.03%, 9/17/2020(m)	146	146

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,967)		9,967

TOTAL SHORT-TERM INVESTMENTS (Cost $75,135)		75,163

Total Investments — 100.8% (Cost $2,590,898)		2,658,212
Liabilities in Excess of Other Assets — (0.8)%		(22,399)

Net Assets — 100.0%		2,635,813

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
GBP	British Pound

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2020.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(h)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2020.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2020.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The rate shown is the effective yield as of May 31, 2020.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	743	09/2020	USD	164,081	16
U.S. Treasury 5 Year Note	161	09/2020	USD	20,226	38
U.S. Treasury Long Bond	507	09/2020	USD	90,309	347
U.S. Treasury Ultra Bond	577	09/2020	USD	125,443	18

					419

Short Contracts
Euro-Bobl	(5)	06/2020	EUR	(750)	6
Euro-Bund	(1)	06/2020	EUR	(191)	3
Euro-Buxl	(4)	06/2020	EUR	(939)	36
U.S. Treasury 10 Year Note	(1,299)	09/2020	USD	(180,642)	(208)
U.S. Treasury 10 Year Ultra Note	(1,632)	09/2020	USD	(256,632)	(927)

					(1,090)

					(671)

Abbreviations

EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	196	USD	240	BNP Paribas	6/3/2020	2
USD	1,732	EUR	1,556	State Street Corp.	7/6/2020	3

Total unrealized appreciation						5

EUR	1,556	USD	1,730	State Street Corp.	6/3/2020	(3)
USD	198	EUR	183	Citibank, NA	6/3/2020	(5)
USD	1,473	EUR	1,354	Merrill Lynch International	6/3/2020	(30)
USD	21	EUR	19	State Street Corp.	6/3/2020	— (a)
USD	238	GBP	196	Standard Chartered Bank	6/3/2020	(4)

Total unrealized depreciation						(42)

Net unrealized depreciation						(37)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$5,890	$—	$5,890
Corporate Bonds	—	2,572,795	—	2,572,795
Municipal Bonds	—	327	—	327
Preferred Stocks	3,592	—	—	3,592
U.S. Treasury Obligations	—	445	—	445
Short-Term Investments
Investment Companies	65,196	—	—	65,196
U.S. Treasury Obligations	—	9,967	—	9,967

Total Short-Term Investments	65,196	9,967	—	75,163

Total Investments in Securities	$68,788	$2,589,424	$—	$2,658,212

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Futures Contracts	464	—	—	464

Total Appreciation in Other Financial Instruments	$464	$5	$—	$469

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(42)	$—	$(42)
Futures Contracts	(1,135)	—	—	(1,135)

Total Depreciation in Other Financial Instruments	$(1,135)	$(42)	$—	$(1,177)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(a)(b)	$17,884	$2,786,127	$2,738,940	$99	$26	$65,196	65,131	$137		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	—	4,000	4,000	—	—	—	—	—	(c)	—

Total	$17,884	$2,790,127	$2,742,940	$99	$26	$65,196		$137		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.